Note 5 - Income Taxes	12 Months Ended
Dec. 31, 2012
Notes
Note 5 - Income Taxes

NOTE 5 – Income Taxes

The provision (benefit) for income taxes for the period from February 23, 2011 (inception) to December 31, 2012 was as follows, assuming a 35 percent effective tax rate:

	For the period February 23, 2011 (inception) to 12/31/11		For the period February 23, 2011 (inception) to 12/31/12
Current tax provision:
Federal
Taxable income	$-	$

Total current tax provision	$-	$

Deferred tax provision:
Federal
Loss carryforwards	$12,802		$26,376
Change in valuation allowance	(12,802)		(26,376)

Total deferred tax provision	$-		$-

As of December 31, 2012, the Company had approximately $75,359 in tax loss carryforwards that can be utilized in future periods to reduce taxable income through 2031.

The Company provided a valuation allowance equal to the deferred income tax assets for the period from February 23, 2011 (inception) to December 31, 2012 because it is not presently known whether future taxable income will be sufficient to utilize the tax loss carryforwards.

The Company has no uncertain tax positions.